Principal Real Estate Active Opportunities ETF
Ticker Symbol	Principal U.S. Listing Exchange
BYRE	NYSE Arca
Principal Exchange-Traded Funds Summary Prospectus May 17, 2022
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, Statement of Additional Information, Reports to Shareholders, and other information about the Fund online at www.PrincipalFunds.com/ETFProspectus. You can also get this information at no cost by calling 1-800-222-5852 or by sending an email request to prospectus@PrincipalETFs.com.
The Fund’s Prospectus and Statement of Additional Information, both dated May 17, 2022, as may be amended or supplemented, are incorporated by reference into this Summary Prospectus.
This ETF is different from traditional ETFs.
Traditional ETFs tell the public what assets they hold each day. This ETF will not. This may create additional risks for your investment. For example:
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You may have to pay more money to trade the ETF’s shares. This ETF will provide less information to traders, who tend to charge more for trades when they have less information.
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The price you pay to buy ETF shares on an exchange may not match the value of the ETF’s portfolio. The same is true when you sell shares. These price differences may be greater for this ETF compared to other ETFs because it provides less information to traders.
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These additional risks may be even greater in bad or uncertain market conditions.
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The ETF will publish on its website each day a “Tracking Basket” designed to help trading in shares of the ETF. While the Tracking Basket includes some of the ETF’s holdings, it is not the ETF’s actual portfolio.
The differences between this ETF and other ETFs may also have advantages. By keeping certain information about the ETF secret, the ETF may face less risk that other traders can predict or copy its investment strategy. This may improve the ETF’s performance. If other traders are able to copy or predict the ETF’s investment strategy, however, this may hurt the ETF’s performance.
Objective
The Fund seeks total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Other Expenses	0.00%
Total Annual Fund Operating Expenses(1)	0.65%
(1)
The investment management agreement (the “Management Agreement”) between the Fund and Principal Global Investors, LLC (“PGI”) provides that, for the duration of the Management Agreement, PGI will pay all operating expenses of the Fund, except for the
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Management Fee, payments made under each Series 12b-1 plan (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years
Principal Real Estate Active Opportunities ETF	$66	$208
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. This is a new fund and does not have a portfolio turnover rate to disclose.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies principally engaged in the real estate industry at the time of purchase. A real estate company has at least 50% of its assets, income or profits derived from investments, products or services related to the real estate industry. Real estate companies include real estate investment trusts (“REITs”) and non-REITs.
REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other types of real estate interests. REITs are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code.
The Fund seeks to minimize its investments in traditional real estate sectors (e.g., conventional office, retail, apartments, and industrial) because of changing investor preferences and shifting economic and social factors. The Fund, instead, seeks to favor investments in growing non-traditional real estate sectors that are benefiting from these economic and societal shifts (e.g., data centers, wireless towers, and single-family rentals). The investment process relies on the professional judgment of the team’s portfolio managers and analysts to carry out a fundamental-based approach to source ideas in a bottom-up fashion. The analysts assess each potential company across multiple categories, including, among others, market outlook, business outlook, management skill and experience, capital structure, and income durability. Portfolio managers will consider this fundamental quality assessment, relative valuation, and recognition catalysts when selecting securities and constructing the Fund’s portfolio.
The Fund invests primarily in equity securities of U.S. companies, including those of small companies. The Fund concentrates its investments (invests more than 25% of its net assets) in securities in the real estate industry.
The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.
The Fund is an actively managed ETF that operates pursuant to an exemptive order from the Securities and Exchange Commission (Order) and does not publicly disclose its complete portfolio holdings each business day. Instead, the Fund publishes each business day on its website a “Tracking Basket,” which is designed to closely track the daily performance of the Fund but is not the Fund’s actual portfolio. The Tracking Basket is comprised of: (1) select recently disclosed portfolio holdings (Strategy Components); (2) liquid ETFs that convey
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information about the types of instruments (that are not otherwise fully represented by the Strategy Components) in which the fund invests (Representative ETFs); and (3) cash and cash equivalents. For additional information regarding the Tracking Basket, see “Additional Fund Specific Information – Tracking basket structure” in the prospectus.
The Fund also publishes each business day on its website the “Tracking Basket Weight Overlap,” which is the percentage weight overlap between the holdings of the prior business day’s Tracking Basket compared to the holdings of the Fund that formed the basis for the Fund’s calculation of net asset value per share (NAV) at the end of the prior business day. The Tracking Basket Weight Overlap is designed to provide investors with an understanding of how similar the Tracking Basket is to the Fund’s actual portfolio in percentage terms.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Active Management Risk. There is no guarantee that the investment techniques, analyses, or judgments that the Fund’s investment adviser applies in making investment decisions for the Fund will produce the intended outcome or that the investments the investment adviser selects for the Fund will perform as well as other securities that were not selected for the Fund. The Fund may not achieve its investment objective, and it is not intended to be a complete investment program.
Arbitrage Risk. Unlike ETFs that publicly disclose their complete portfolio holdings each business day, the Fund provides certain other information (the Tracking Basket) intended to allow market participants to estimate the value of positions in Fund shares. Although this information is designed to facilitate arbitrage opportunities in Fund shares to reduce bid-ask spread and minimize discounts or premiums between the market price and NAV of Fund shares, there is no guarantee the Fund’s arbitrage mechanism will operate as intended and that the Fund will not experience wide bid-ask spreads and/or large discounts or premiums to NAV. Further, the effectiveness of the Tracking Basket as an arbitrage mechanism is contingent upon, among other things, the Tracking Basket performing in a manner substantially identical to the performance of the Fund’s actual portfolio. The Fund’s investment adviser may not always be successful in creating a Tracking Basket that performs in a manner substantially identical to the performance of the Fund’s actual portfolio. In addition, market participants may attempt to use the disclosed information to “reverse engineer” the Fund’s trading strategy, which, if successful, could increase opportunities for predatory trading practices that may have the potential to negatively impact the Fund’s performance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
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Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
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Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries.
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Real Estate. A fund concentrating in the real estate industry is subject to the risks associated with direct ownership of real estate, securities of companies in the real estate industry, and/or real estate investment trusts. These risks are explained more fully below in Real Estate Investment Trusts (REITs) Risk and Real Estate Securities Risk.
Investment Company Securities Risk. A fund that invests in another investment company (for example, another fund or an exchange-traded fund (“ETF”)) is subject to the risks associated with direct ownership of the securities in which such investment company invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company.
Market Trading Risks. The Fund faces numerous market trading risks including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
These market trading risks may be more pronounced for the Fund versus an ETF that makes its daily holdings public, particularly during periods of market disruption or volatility. As a result, it may cost investors more to trade Fund shares than shares of other ETFs.
Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.
Real Estate Investment Trusts (“REITs”) Risk. In addition to risks associated with investing in real estate securities, REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code. Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may sell or purchase Fund shares in large quantities on the secondary market. These secondary market transactions may cause authorized participants to increase their purchases and redemptions of creation units from the Fund. Purchases and redemptions of creation units primarily with cash rather than through in kind delivery of portfolio securities may cause the Fund to incur certain costs, such as brokerage costs or taxable gains or losses that it might not have incurred if it had made a redemption in kind. These costs could be imposed on the Fund and thus decrease its NAV to the extent that the costs are not offset by a transaction fee payable by an authorized participant.
Tracking Basket Structure Risk.  The Fund’s Tracking Basket structure may affect the price at which shares of the Fund trade in the secondary market. Although the Tracking Basket is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the Fund at or close to the Fund’s NAV, there is a risk that market prices will vary significantly from NAV. ETFs trading on the basis of a published Tracking Basket may trade at a wider bid-ask spread than ETFs that publish their portfolios on a daily basis, and therefore, may cost investors more to trade. These risks may increase during periods of market disruption or volatility. At certain thresholds for such premiums/discounts, bid/ask spreads and tracking error, the Fund’s Board of Trustees will consider possible remedial measures, which may include
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liquidation or conversion to a fully transparent, active ETF or a mutual fund. In addition, although the Fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Tracking Basket to identify the fund’s trading strategy. If successful, this could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Fund and its shareholders, such as front running the Fund’s trades of portfolio securities.
Trading Halt Risk. There may be circumstances where a security held in the Fund’s portfolio but not in the Tracking Basket does not have readily available market quotations. If PGI determines that such circumstance may affect the reliability of the Tracking Basket as an arbitrage vehicle, that information, along with the identity and weighting of that security in the Fund’s portfolio, will be publicly disclosed on the Fund’s website and PGI will assess appropriate remedial measures. In these circumstances, market participants may use this information to engage in certain predatory trading practices that may have the potential to harm the Fund and its shareholders. In addition, if securities representing 10% or more of the Fund’s portfolio do not have readily available market quotations, PGI would promptly request the exchange to halt trading on the Fund, meaning that investors would not be able to trade their shares. Trading may also be halted in other circumstances, for example, due to market conditions.
Performance
No performance information is shown because the Fund has not yet had a calendar year of performance. The Fund’s performance is benchmarked against the FTSE NAREIT All Equity REITs Index. Performance information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principaletfs.com.
Investment Advisor
Principal Global Investors, LLC
Sub-Advisor and Portfolio Managers
Principal Real Estate Investors, LLC
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Keith Bokota (since 2022), Portfolio Manager
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Anthony Kenkel (since 2022), Portfolio Manager
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Kelly D. Rush (since 2022), Portfolio Manager
Purchase and Sale of Fund Shares
The Fund issues and redeems Shares at net asset value (“NAV”) only with authorized participants (“APs”) who have entered into agreements with the Fund’s distributor and only in blocks of 20,000 Shares (each block of Shares is called a “Creation Unit”), or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities that the Fund specifies each day. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund. Typically, the basket of assets will be made up of securities, but may include a cash component. (See “Purchase and Redemption of Creation Units” in the Statement of Additional Information for more information.)
Shares of the Fund are listed for trading on NYSE Arca, Inc. Individual Shares may only be bought and sold in the secondary market through a broker or dealer at a market price. Because Shares trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares on the secondary market (the bid-ask spread).
You can access recent information, including information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads at www.principaletfs.com.
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Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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